Note 10 - Long-term Debt - Financing Costs Included in Loan Balances (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Balance, at beginning of the period	$ 8,141
Additions	1,373
Amortization and write-off	(1,706)
Balance, at end of the period	7,808
Less: Current portion of financing costs	(2,494)
Financing costs, non-current portion	$ 5,314